SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SECURITIZE, INC. AND SUBSIDIARIES - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Class of Stock [Line Items]
Restricted tokenized assets	$ 1,722,665	$ 36,000,000	$ 0
Goodwill impairment	4,122,926	3,000,000
Advertising expense	1,504,927	654,534
Deferred offering costs	3,041,602	0	4,832,374
Contract assets	$ 12,289,139	$ 4,768,725	$ 10,891,564
Customer relationships
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	10 years 9 months 18 days	11 years 4 months 24 days	10 years 7 months 6 days
Non-compete agreements
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	4 months 24 days	9 months 18 days	3 months 18 days
Licenses
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	5 years
Minimum | Customer relationships
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	10 years
Minimum | Non-compete agreements
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	3 years
Maximum | Customer relationships
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	15 years
Maximum | Non-compete agreements
Class of Stock [Line Items]
Weighted- average Remaining Useful Lives (Years)	5 years
Cash and Cash Equivalents | Cash Concentration Risk | BUIDL
Class of Stock [Line Items]
Concentration risk, percentage	18.00%
Notes Receivable | Related Party Risk Type | Related party
Class of Stock [Line Items]
Concentration risk, percentage	67.00%	86.00%
Total | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk, percentage	21.00%	62.00%
Two Customers | Contract With Customer, Asset, Benchmark | Contract with Customer, Asset
Class of Stock [Line Items]
Concentration risk, percentage	63.00%	95.00%
Customer A
Class of Stock [Line Items]
Contract assets	$ 6,306,046	$ 4,060,000
Customer A | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk, percentage		21.00%
Customer A | Contract With Customer, Asset, Benchmark | Contract with Customer, Asset
Class of Stock [Line Items]
Concentration risk, percentage	41.00%	85.00%
Customer G
Class of Stock [Line Items]
Contract assets	$ 3,430,315
Customer G | Contract With Customer, Asset, Benchmark | Contract with Customer, Asset
Class of Stock [Line Items]
Concentration risk, percentage	22.00%
Customer C
Class of Stock [Line Items]
Contract assets		$ 482,672
Customer C | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Class of Stock [Line Items]
Concentration risk, percentage		14.00%
Customer C | Contract With Customer, Asset, Benchmark | Contract with Customer, Asset
Class of Stock [Line Items]
Concentration risk, percentage		10.00%
HLSCOPE
Class of Stock [Line Items]
Restricted tokenized assets	$ 1,103,171
ACRED
Class of Stock [Line Items]
Restricted tokenized assets	518,219
sACRED
Class of Stock [Line Items]
Restricted tokenized assets	$ 101,275
sBUIDL, Crypto Asset
Class of Stock [Line Items]
Restricted tokenized assets		$ 36,000,000